13. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Intangible assets
	Concession right	Transmission lines for Achiras and La Castellana wind farms		Other	Total
Cost	ARS 000	ARS 000		ARS 000	ARS 000

12-31-2017	7,904,747	-		712,025	8,616,772
Transfers	-	596,301	(1)	-	596,301
12-31-2018	7,904,747	596,301		712,025	9,213,073

Amortization

01-01-2017	5,514,245	-		700,887	6,215,132
Amortization for the year	413,037	-		-	413,037
12-31-2017	5,927,282	-		700,887	6,628,169
Amortization for the year	329,578	20,096		-	349,674
12-31-2018	6,256,860	20,096		700,887	6,977,843

Net book value

12-31-2018	1,647,887	576,205		11,138	2,235,230
12-31-2017	1,977,465	-		11,138	1,988,603